Management and assessment of financial risks (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of credit risk exposure [line items]
Operating expense	€ 48,194	€ 45,857
United States of America, Dollars
Disclosure of credit risk exposure [line items]
Operating expense	€ 3,101
United States of America, Dollars | Currency risk
Disclosure of credit risk exposure [line items]
Reasonably possible change in risk variable, percent	10.00%
Reasonably possible change in risk variable, impact on foreign exchange	€ 345